Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.75%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.82% (SOFR + 1.50%) 10/25/43 #, •	1,809,068	$ 1,816,911
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	12,076	12,151
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	4,031,980	3,648,519
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 6.07% (SOFR + 0.75%) 10/25/33 #, •	213,983	213,853
Series 2023-HQA3 A1 144A 7.17% (SOFR + 1.85%) 11/25/43 #, •	1,669,156	1,688,469
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, φ	2,184	2,060
Series T-54 2A 6.50% 2/25/43 ♦	463	470
Series T-58 2A 6.50% 9/25/43 ♦	203,807	203,985
GNMA
Series 2012-39 PA 2.00% 3/16/42	1,257,457	1,139,658
Series 2015-151 KC 3.50% 4/20/34	487,364	465,682

Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	4,807,797	4,848,550
Total Agency Collateralized Mortgage Obligations (cost $14,544,339)		14,040,308

Agency Commercial Mortgage-Backed Securities — 2.59%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	1,698,213	1,674,361
Series K734 A1 3.139% 2/25/51 ♦	634,917	625,966
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.534% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,260,601
Series 2017-K728 C 144A 3.724% 11/25/50 #, •	910,000	895,836
Series 2017-KF33 B 144A 7.984% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	905,227
Series 2017-KF40 B 144A 8.134% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,349,603
Series 2018-K732 B 144A 4.056% 5/25/25 #, •	985,000	963,000
Series 2018-KF47 B 144A 7.434% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	989,299	969,399
Series 2018-KF49 B 144A 7.334% (SOFR + 2.01%, Floor 1.90%) 6/25/25 #, •	837,687	813,962
NQ- 022 [0324] 0524 (3563452)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF60 B 144A 7.784% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	2,552,601	$ 2,469,894
Series 2019-KF61 B 144A 7.634% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	923,713	831,337
Series 2019-KF68 B 144A 7.634% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,740,201	1,664,020
Series 2019-KF69 B 144A 7.734% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	1,062,100	977,861
Series 2019-KF70 B 144A 7.734% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	976,645	912,193
Series 2019-KF73 B 144A 7.884% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	1,941,841	1,811,951
Series 2020-KF74 B 144A 7.584% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	836,020
Series 2020-KF75 B 144A 7.684% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	996,668	912,780
Total Agency Commercial Mortgage-Backed Securities (cost $21,998,614)		20,874,011

Agency Mortgage-Backed Securities — 2.42%
Fannie Mae 3.50% 10/1/42	541,397	495,345
Fannie Mae S.F. 15 yr
2.00% 4/1/36	954,522	850,832
2.50% 11/1/35	1,230,481	1,128,196
2.50% 8/1/36	775,162	706,448
4.50% 9/1/37	58,969	58,052

Fannie Mae S.F. 20 yr 4.00% 9/1/42	95,262	89,523
Fannie Mae S.F. 30 yr
3.50% 7/1/47	97,826	89,974
3.50% 2/1/48	148,469	135,256
3.50% 11/1/48	198,979	181,433
3.50% 3/1/50	24,818	22,778
3.50% 8/1/50	42,806	38,981
3.50% 9/1/50	544,417	498,571
3.50% 6/1/51	424,727	382,314
3.50% 1/1/52	181,782	162,945
4.00% 6/1/48	97,687	92,341
4.00% 10/1/48	658,883	624,328
4.00% 9/1/52	125,942	116,804
2    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/50	3,058,643	$ 2,999,664
4.50% 4/1/50	761,736	738,787
4.50% 2/1/53	272,073	259,076
5.00% 7/1/47	2,573,379	2,574,238
5.00% 5/1/48	209,526	208,425
5.00% 8/1/49	965,263	963,727
5.50% 5/1/44	1,708,493	1,744,026
6.00% 1/1/42	1,146,075	1,187,361
6.00% 12/1/52	170,136	172,139
Freddie Mac S.F. 15 yr
3.00% 3/1/35	325,100	304,483
3.50% 1/1/29	462,745	448,629
Freddie Mac S.F. 20 yr
2.50% 9/1/42	484,913	421,049
3.00% 9/1/40	201,415	181,365
Freddie Mac S.F. 30 yr
4.00% 4/1/52	183,116	169,791
4.50% 8/1/48	450,593	437,431
6.00% 1/1/53	960,614	984,917
Total Agency Mortgage-Backed Securities (cost $21,367,962)		19,469,229

Collateralized Debt Obligations — 5.34%
Ballyrock CLO Series 2018-1A A1 144A 6.579% (TSFR03M + 1.26%) 4/20/31 #, •	1,955,382	1,955,757
Benefit Street Partners CLO IX Series 2016-9A AR 144A 6.689% (TSFR03M + 1.37%) 7/20/31 #, •	448,686	449,056
BlueMountain CLO XXX Series 2020-30A AR 144A 6.684% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,988,726
Canyon Capital CLO Series 2019-2A AR 144A 6.756% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,790,488
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 6.619% (TSFR03M + 1.31%) 5/15/31 #, •	812,034	812,828
CBAM Series 2020-13A A 144A 7.009% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,999,394
NQ- 022 [0324] 0524 (3563452)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Cedar Funding IX CLO Series 2018-9A A1 144A 6.559% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	1,308,741	$ 1,309,969
Dryden 77 CLO Series 2020-77A AR 144A 6.701% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,600,983
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 6.688% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	4,973,655
KKR CLO 41 Series 2022-41A A1 144A 6.647% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,979,205
PPM CLO 3 Series 2019-3A AR 144A 6.668% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,723,949
Sound Point CLO XXI Series 2018-3A A1A 144A 6.766% (TSFR03M + 1.44%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,201,248
Sound Point CLO XXV Series 2019-4A A1R 144A 6.605% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,975,500
TRESTLES CLO V Series 2021-5A A1 144A 6.749% (TSFR03M + 1.43%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,503,752
Venture 34 CLO Series 2018-34A A 144A 6.806% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	698,162	697,562
Zais CLO 16 Series 2020-16A A1R 144A 6.999% (TSFR03M + 1.68%, Floor 1.68%) 10/20/34 #, •	2,000,000	1,999,630
Total Collateralized Debt Obligations (cost $42,924,564)		42,961,702

Corporate Bonds — 43.73%
Banking — 12.76%
Banco Continental 144A 2.75% 12/10/25 #	200,000	188,701
Banco de Credito del Peru 144A 5.85% 1/11/29 #	200,000	202,449
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	283,706
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	188,716
Banco Santander
5.538% 3/14/30 μ	1,000,000	1,000,259
5.588% 8/8/28	800,000	811,757

Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	200,000	208,159
4    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
4.20% 8/26/24	3,675,000	$ 3,653,384
5.773% 6/14/24 •	2,175,000	2,175,380
5.819% 9/15/29 μ	595,000	610,296
6.204% 11/10/28 μ	75,000	77,619

Bank of Montreal 7.70% 5/26/84 μ	935,000	948,325
Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,120,300
Barclays 7.385% 11/2/28 μ	550,000	583,510
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	190,004
BPCE 144A 5.716% 1/18/30 #, μ	1,155,000	1,161,038
Citibank 5.488% 12/4/26	825,000	834,032
Citigroup
1.281% 11/3/25 μ	1,960,000	1,906,869
2.014% 1/25/26 μ	1,600,000	1,551,624
5.50% 9/13/25	1,900,000	1,899,850
Citizens Bank
4.119% 5/23/25 μ	5,990,000	5,966,891
6.064% 10/24/25 μ	1,935,000	1,927,529

Credicorp 144A 2.75% 6/17/25 #	200,000	192,589
Deutsche Bank
6.72% 1/18/29 μ	724,000	749,182
6.819% 11/20/29 μ	1,170,000	1,223,790
7.146% 7/13/27 μ	925,000	950,958

Fifth Third Bank 5.852% 10/27/25 μ	3,160,000	3,157,887
Goldman Sachs Group
1.542% 9/10/27 μ	179,000	163,606
3.85% 7/8/24	3,190,000	3,174,598
4.25% 10/21/25	3,234,000	3,174,678
5.836% (SOFR + 0.49%) 10/21/24 •	3,535,000	3,537,378
6.151% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,708,495
6.171% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,900,274
Huntington National Bank
4.008% 5/16/25 μ	3,390,000	3,377,376
5.65% 1/10/30	750,000	754,542

ICICI Bank 144A 4.00% 3/18/26 #	200,000	194,352
ING Groep 6.083% 9/11/27 μ	655,000	663,320
JPMorgan Chase & Co.
3.875% 9/10/24	2,542,000	2,521,855
4.08% 4/26/26 μ	6,515,000	6,417,041
5.012% 1/23/30 μ	1,190,000	1,185,617
NQ- 022 [0324] 0524 (3563452)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
6.235% (SOFR + 0.885%) 4/22/27 •	955,000	$ 958,690
KeyBank
4.15% 8/8/25	3,020,000	2,936,568
5.85% 11/15/27	465,000	461,395

KeyCorp 3.878% 5/23/25 μ	2,895,000	2,882,073
Morgan Stanley
5.173% 1/16/30 μ	975,000	976,137
6.138% 10/16/26 μ	10,465,000	10,588,204
6.296% 10/18/28 μ	1,534,000	1,587,593

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	182,485
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	199,310
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,637,272
Popular 7.25% 3/13/28	675,000	692,197
Shinhan Bank 3.875% 3/24/26	300,000	290,421
State Street 4.993% 3/18/27	1,405,000	1,408,136
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,384,790
US Bancorp
4.653% 2/1/29 μ	84,000	82,366
5.384% 1/23/30 μ	460,000	462,151
5.727% 10/21/26 μ	107,000	107,609
6.787% 10/26/27 μ	1,330,000	1,377,605

Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,450,831
Wells Fargo Bank 5.254% 12/11/26	1,410,000	1,415,851
		102,619,620
Basic Industry — 1.24%
Anglo American Capital 144A 4.00% 9/11/27 #	200,000	190,965
Avient 144A 5.75% 5/15/25 #	1,325,000	1,320,050
Celanese US Holdings
6.05% 3/15/25	149,000	149,324
6.165% 7/15/27	1,885,000	1,920,720

Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,643,197
Newmont 144A 5.30% 3/15/26 #	2,370,000	2,376,997
Sasol Financing USA 4.375% 9/18/26	200,000	189,310
Suzano Austria 144A 5.75% 7/14/26 #	200,000	200,106
		9,990,669
Brokerage — 0.22%
Jefferies Financial Group
5.875% 7/21/28	315,000	320,842
6    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.05% 3/12/25	1,430,000	$ 1,431,607
		1,752,449
Capital Goods — 3.95%
Adani Green Energy 144A 4.375% 9/8/24 #	200,000	197,827
Boeing 2.196% 2/4/26	1,490,000	1,395,573
Carrier Global 5.80% 11/30/25	3,035,000	3,056,280
Lennox International 1.35% 8/1/25	3,925,000	3,714,467
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	4,110,000	4,190,149
Parker-Hannifin
3.65% 6/15/24	5,265,000	5,242,374
4.25% 9/15/27	3,875,000	3,801,513

Republic Services 0.875% 11/15/25	2,200,000	2,052,169
RTX 5.75% 11/8/26	1,298,000	1,318,312
SAN Miguel Industrias 144A 3.50% 8/2/28 #	200,000	173,803
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,745,000
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	887,279
		31,774,746
Communications — 3.75%
American Tower 5.20% 2/15/29	920,000	920,006
AT&T 1.70% 3/25/26	2,640,000	2,469,470
Charter Communications Operating 6.15% 11/10/26	5,530,000	5,574,657
Crown Castle Towers 144A 3.663% 5/15/25 #	2,050,000	2,004,326
Netflix 5.875% 2/15/25	3,750,000	3,766,081
Prosus 144A 3.257% 1/19/27 #	200,000	185,456
Rogers Communications 5.00% 2/15/29	1,955,000	1,942,240
Sprint Spectrum 144A 4.738% 3/20/25 #	112,500	111,899
T-Mobile USA 3.75% 4/15/27	4,010,000	3,862,981
Verizon Communications 1.45% 3/20/26	2,200,000	2,052,253
Warnermedia Holdings
3.638% 3/15/25	6,180,000	6,058,258
6.412% 3/15/26	1,250,000	1,250,026
		30,197,653
Consumer Cyclical — 1.98%
Alsea 144A 7.75% 12/14/26 #	200,000	204,676
Aptiv 2.396% 2/18/25	4,125,000	4,005,206
Carnival 144A 7.625% 3/1/26 #	662,000	670,234
NQ- 022 [0324] 0524 (3563452)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
2.30% 2/10/25	435,000	$ 421,961
2.70% 8/10/26	1,700,000	1,585,193
3.375% 11/13/25	4,130,000	3,975,263
5.80% 3/5/27	1,350,000	1,355,568
5.80% 3/8/29	980,000	984,354
6.798% 11/7/28	525,000	548,291

Prime Security Services Borrower 144A 5.25% 4/15/24 #	134,000	133,968
VICI Properties 4.95% 2/15/30	2,140,000	2,071,070
		15,955,784
Consumer Non-Cyclical — 3.19%
AbbVie
2.60% 11/21/24	3,625,000	3,560,402
4.80% 3/15/29	3,955,000	3,962,904

Amgen 5.15% 3/2/28	3,105,000	3,126,400
Bimbo Bakeries USA 144A 6.05% 1/15/29 #	200,000	207,084
Cardinal Health 5.125% 2/15/29	1,555,000	1,558,713
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	179,811
McCormick & Co. 0.90% 2/15/26	2,975,000	2,750,212
Medtronic Global Holdings 4.25% 3/30/28	1,775,000	1,744,504
Mondelez International 1.50% 5/4/25	1,210,000	1,160,528
Royalty Pharma 1.20% 9/2/25	7,630,000	7,184,057
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	242,331
		25,676,946
Electric — 3.80%
AES Andes 144A 6.30% 3/15/29 #	200,000	202,182
Avangrid 3.20% 4/15/25	885,000	862,519
CenterPoint Energy 6.004% SOFR + 0.65% 5/13/24 •	1,589,000	1,589,197
Colbun 144A 3.95% 10/11/27 #	200,000	191,005
DTE Energy 5.10% 3/1/29	1,310,000	1,305,315
Duke Energy 4.875% 9/16/24 μ, ψ	790,000	785,087
Duke Energy Carolinas 3.95% 11/15/28	3,400,000	3,288,964
Edison International 3.55% 11/15/24	3,700,000	3,650,757
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	2,300,000	2,303,717
National Rural Utilities Cooperative Finance
1.875% 2/7/25	4,350,000	4,224,736
4.45% 3/13/26	1,080,000	1,068,784

NextEra Energy Capital Holdings 5.749% 9/1/25	245,000	246,133
8    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

NRG Energy 144A 3.75% 6/15/24 #	1,260,000	$ 1,253,399
Pacific Gas & Electric 5.55% 5/15/29	760,000	766,882
PacifiCorp
5.10% 2/15/29	335,000	337,669
5.45% 2/15/34	565,000	567,106

Southern 4.85% 6/15/28	3,210,000	3,194,612
Southern California Edison 1.10% 4/1/24	4,155,000	4,155,000
Vistra Operations 144A 5.125% 5/13/25 #	574,000	569,468
		30,562,532
Energy — 2.91%
Enbridge 2.50% 2/14/25	1,040,000	1,013,217
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	190,263
Energy Transfer
4.25% 4/1/24	3,200,000	3,200,000
5.55% 2/15/28	4,440,000	4,506,720

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	2,715,720	2,550,556
Kinder Morgan 5.00% 2/1/29	485,000	483,306
MPLX 4.875% 12/1/24	1,955,000	1,944,741
NuStar Logistics 5.75% 10/1/25	1,077,000	1,072,394
Occidental Petroleum
5.50% 12/1/25	1,247,000	1,247,070
5.875% 9/1/25	4,560,000	4,577,761

Southwestern Energy 5.70% 1/23/25	188,000	187,244
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,411,809
		23,385,081
Finance Companies — 1.25%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,100,000	995,883
5.10% 1/19/29	3,475,000	3,456,263
Air Lease
0.80% 8/18/24	1,755,000	1,721,764
2.875% 1/15/26	875,000	837,220

Aviation Capital Group 144A 1.95% 1/30/26 #	3,235,000	3,021,136
		10,032,266
Industrials — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	186,655
CK Hutchison International 23 144A 4.75% 4/21/28 #	400,000	397,353
		584,008
NQ- 022 [0324] 0524 (3563452)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 4.06%
Aon North America 5.125% 3/1/27	1,070,000	$ 1,076,784
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	2,109,381
144A 1.00% 4/16/24 #	2,535,000	2,530,292
144A 6.057% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,056,109
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,142,076
144A 6.109% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,745,173

GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	4,110,968
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	5,093,010
Met Tower Global Funding 144A 3.70% 6/13/25 #	4,380,000	4,300,006
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,865,758
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,197,050
UnitedHealth Group
4.25% 1/15/29	2,150,000	2,108,179
4.90% 4/15/31	1,350,000	1,351,228
		32,686,014
Natural Gas — 0.21%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	246,551
Sempra Energy 3.30% 4/1/25	1,475,000	1,443,518
		1,690,069
Real Estate Investment Trusts — 1.88%
SBA Tower Trust
144A 1.884% 1/15/26 #	3,222,000	3,007,674
144A 2.836% 1/15/25 #	5,840,000	5,699,990
144A 3.869% 10/15/49 #, φ	6,500,000	6,422,675
		15,130,339
Technology — 1.89%
Baidu 1.72% 4/9/26	1,250,000	1,164,970
Oracle 5.80% 11/10/25	2,355,000	2,375,314
Roper Technologies
1.00% 9/15/25	3,600,000	3,386,225
2.35% 9/15/24	4,345,000	4,277,941

Sensata Technologies 144A 5.00% 10/1/25 #	3,720,000	3,677,073
SK Hynix 144A 1.50% 1/19/26 #	300,000	279,576
		15,161,099
Transportation — 0.57%
ERAC USA Finance
144A 4.60% 5/1/28 #	3,225,000	3,185,956
10    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 5.00% 2/15/29 #	670,000	$ 671,509

Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	193,505
Singapore Airlines 3.00% 7/20/26	200,000	189,936
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	206,645
United Airlines 144A 4.375% 4/15/26 #	175,000	169,297
		4,616,848
Total Corporate Bonds (cost $357,201,547)		351,816,123

Government Agency Obligations — 0.76%
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	199,367
CIMB Bank 144A 2.125% 7/20/27 #	200,000	182,148
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	193,498
Emirates NBD Bank PJSC 2.625% 2/18/25	200,000	194,687
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	195,777
Georgian Railway JSC 4.00% 6/17/28	200,000	182,740
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,588,587
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	195,139
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	197,733
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	191,173
OCP 144A 4.50% 10/22/25 #	200,000	195,584
QatarEnergy Trading 144A 1.375% 9/12/26 #	200,000	183,567
QNB Finance 2.625% 5/12/25	250,000	242,137
NQ- 022 [0324] 0524 (3563452)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	$ 188,408
Total Government Agency Obligations (cost $6,240,703)		6,130,545

Non-Agency Asset-Backed Securities — 15.66%
American Express Credit Account Master Trust
Series 2022-3 A 3.75% 8/15/27	4,000,000	3,922,909
Series 2023-1 A 4.87% 5/15/28	2,500,000	2,494,715

Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	825,065
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	6,000,000	5,966,246
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	4,500,000	4,490,482
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	10,050,000	10,030,743
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	1,565,755	1,552,914
Series 2023-3 A2 144A 6.40% 3/20/30 #	4,000,000	4,061,180

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,500,000	3,494,849
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	171,610
Series 2022-A B 1.91% 7/15/27	5,215,000	4,910,419

Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	7,600,000	7,145,467
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	6,300,000	6,234,257
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,015,892
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,687,126
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	2,438,571	2,435,263
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	4,500,000	4,485,793
Series 2024-A A3 144A 5.02% 3/15/27 #	4,500,000	4,478,213

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.219% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,004,082
12    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	$ 4,016,696
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	2,320,070	2,327,032
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.90% (SOFR + 0.58%) 11/23/26 #, •	3,705,354	3,708,003
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	5,000,000	4,980,369
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,766,459
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	5,000,000	4,876,130
Series 2022-2 A 1.53% 7/20/28	6,707,000	6,496,701
Series 2022-2 B 1.83% 7/20/28	5,215,000	5,058,564
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	3,858,181	3,835,514
Series 2024-A A3 5.21% 6/21/27	4,000,000	4,005,868

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.949% (SOFR + 0.63%) 3/22/27 •	6,500,000	6,513,743
Total Non-Agency Asset-Backed Securities (cost $126,523,612)		125,992,304

Non-Agency Collateralized Mortgage Obligations — 0.53%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	2,130,688	2,170,682
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	2,097,675	2,123,268
Total Non-Agency Collateralized Mortgage Obligations (cost $4,228,324)		4,293,950

Sovereign Bonds — 0.05%Δ
Hong Kong — 0.02%
Airport Authority 144A 1.75% 1/12/27 #	200,000	184,413
		184,413
NQ- 022 [0324] 0524 (3563452)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Republic of Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	$ 200,417
		200,417
Total Sovereign Bonds (cost $397,678)		384,830

US Treasury Obligations — 25.34%
US Treasury Floating Rate Note 5.545% (USBMMY3M + 0.25%) 1/31/26 •	31,755,000	31,790,785
US Treasury Notes
0.375% 9/15/24	395,000	386,422
4.125% 6/15/26	42,470,000	42,058,572
4.125% 7/31/28	90,000	89,453
4.25% 12/31/25	14,335,000	14,218,528
4.25% 3/15/27	85,210,000	84,823,897
4.25% 2/28/29	13,820,000	13,840,514
4.50% 9/30/28	16,400,000	16,638,313
Total US Treasury Obligations (cost $203,668,595)		203,846,484
	Number of shares
Short-Term Investments — 6.64%
Money Market Mutual Funds — 6.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	13,356,854	13,356,854
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	13,356,854	13,356,854
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	13,356,854	13,356,854
14    NQ- 022 [0324] 0524 (3563452)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	13,356,854	$ 13,356,854
Total Short-Term Investments (cost $53,427,416)		53,427,416
Total Value of Securities—104.81% (cost $852,523,354)		843,236,902

Liabilities Net of Receivables and Other Assets—(4.81%)		(38,662,122)
Net Assets Applicable to 103,171,790 Shares Outstanding—100.00%		$804,574,780
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $204,501,992, which represents 25.42% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
φ	Step coupon bond. Stated rate in effect at March 31, 2024 through maturity date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
NQ- 022 [0324] 0524 (3563452)    15

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
697	US Treasury 2 yr Notes	$142,525,610	$142,641,613	6/28/24	$(116,003)	$(141,578)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
16    NQ- 022 [0324] 0524 (3563452)